UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 92.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 3.0%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.75%, 4/1/16	$1,500	$1,545,000

		$1,545,000

Automotive & Auto Parts — 3.0%
American Axle & Manufacturing, Inc., Sr. Notes, 5.25%, 2/11/14	$1,500	$1,550,625

		$1,550,625

Banks and Thrifts — 4.2%
Ally Financial, Inc., Sr. Notes, 3.868%, 6/20/14(1)	$200	$201,994
Ally Financial, Inc., Sr. Notes, 6.75%, 12/1/14	1,800	1,931,728

		$2,133,722

Building Materials — 2.6%
Interline Brands, Inc., Sr. Notes, 7.00%, 11/15/18	$1,250	$1,334,375

		$1,334,375

Consumer Products — 1.6%
Revlon Consumer Products Corp., 9.75%, 11/15/15	$750	$804,375

		$804,375

Diversified Financial Services — 15.5%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(2)	$1,926	$2,031,930
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(2)	1,000	1,043,857
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(2)	1,000	1,047,500
E*TRADE Financial Corp., Sr. Notes, 7.875%, 12/1/15	1,500	1,539,375
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	1,750	1,820,000
Nuveen Investments, Inc., Sr. Notes, 5.50%, 9/15/15	500	452,500

		$7,935,162

Energy — 3.1%
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(2)	$1,500	$1,601,250

		$1,601,250

Gaming — 6.8%
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	$2,000	$1,940,000
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	1,000	1,030,000
MGM Resorts International, Sr. Notes, 6.625%, 7/15/15	500	519,375

		$3,489,375

Health Care — 14.8%
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	$1,500	$1,567,500
HCA, Inc., Sr. Notes, 6.375%, 1/15/15	1,500	1,620,937

Security	Principal Amount (000’s omitted)	Value
Health Management Associates, Inc., Sr. Notes, 6.125%, 4/15/16	$1,500	$1,618,125
Universal Hospital Service, Inc., 4.111%, 6/1/15(1)	1,250	1,223,438
VWR Funding, Inc., Sr. Notes, 10.25%, 7/15/15	1,500	1,548,750

		$7,578,750

Leisure — 0.2%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$85	$93,500

		$93,500

Metals/Mining — 3.0%
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(2)	$1,500	$1,545,000

		$1,545,000

Services — 9.3%
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(2)	$325	$333,938
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(2)	2,500	2,568,750
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(2)(3)	165	179,025
United Rentals North America, Inc., Sr. Notes, 10.875%, 6/15/16	1,500	1,695,000

		$4,776,713

Super Retail — 5.2%
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	$1,000	$1,083,750
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	1,500	1,571,265

		$2,655,015

Technology — 2.3%
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	$1,500	$1,188,750

		$1,188,750

Telecommunications — 11.1%
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(2)	$1,895	$2,117,662
Frontier Communications Corp., Sr. Notes, 6.625%, 3/15/15	1,500	1,605,000
iPCS, Inc., 3.716%, 5/1/14(1)(3)	1,500	1,481,250
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	500	506,250

		$5,710,162

Utilities — 6.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(2)	$1,500	$1,633,125
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(2)	1,500	1,665,000

		$3,298,125

Total Corporate Bonds & Notes (identified cost $47,018,971)		$47,239,899

Senior Floating-Rate Interests — 1.9%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Super Retail — 1.9%
Claire’s Stores, Inc., Term Loan, 3.06%, Maturing 5/29/14	$1,000	$957,159

		$957,159

Total Senior Floating-Rate Interests (identified cost $952,558)		$957,159

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$2,227	$2,226,537

Total Short-Term Investments (identified cost $2,226,537)		$2,226,537

Total Investments — 98.3% (identified cost $50,198,066)		$50,423,595

Other Assets, Less Liabilities — 1.7%		$885,735

Net Assets — 100.0%		$51,309,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $15,767,037 or 30.7% of the Portfolio’s net assets.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,663.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,197,419

Gross unrealized appreciation	$664,061
Gross unrealized depreciation	(437,885)

Net unrealized appreciation	$226,176

The Portfolio did not have any open financial instruments at July 31, 2012.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$47,239,899	$—	$47,239,899
Senior Floating-Rate Interests	—	957,159	—	957,159
Short-Term Investments	—	2,226,537	—	2,226,537
Total Investments	$—	$50,423,595	$—	$50,423,595

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012